Commitments and Contingencies - Schedule of contractual obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Operating Leases
Remainder of 2016	$ 13,145	$ 19,738
2016			$ 24,573
2017	26,827	26,839	24,718
2018	25,930	25,936	23,812
2019	23,876	23,703	21,742
2020	16,908	16,569	14,093
Thereafter	21,292	21,237	12,524
Operating Leases	127,978	134,022	121,462
Minimum Purchase Commitments
2016	1,418	2,111	1,007
2017	2,836	2,836	1,170
2018	1,576	1,576	1,170
2019	1,866	1,866	1,460
2020	2,296	2,296	1,890
Thereafter	6,700	6,701	4,568
Minimum Purchase Commitments	$ 16,692	$ 17,386	$ 11,265